                       SUPPLEMENT DATED FEBRUARY 28, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                      ING TAX EFFICIENT EQUITY VALUE FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                         ING GLOBAL COMMUNICATIONS FUND
                               ING INTERNET FUND
                              ING INTERNET FUND II
                               ING BALANCED FUND
                        ING EMERGING MARKETS EQUITY FUND
                          ING GLOBAL REAL ESTATE FUND
                            ING QUALITY OF LIFE FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only thirteen of the eighteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund and ING Emerging Markets Equity Fund. The ING Tax Efficient Equity Value Fund, ING Internet Fund II, ING Balanced Fund, ING Global Real Estate Fund and ING Quality of Life Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- The ING Internet Fund will be closed to new investors upon reaching $500 million of assets under management. At such point, existing shareholders will be permitted to continue to make additional investments in the ING Internet Fund.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                 ING-EQSUPP-00-1

                       SUPPLEMENT DATED FEBRUARY 28, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                       ING NATIONAL TAX-EXEMPT BOND FUND
                             ING STABLE VALUE FUND

                            CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only four of the six funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING National Tax-Exempt Bond Fund. The ING Mortgage Income and ING Stable Value Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                 ING-FFSUPP-00-1

                       SUPPLEMENT DATED FEBRUARY 28, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                              CLASS I AND X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income, although listed in the Prospectus, is not being offered as of the date of this supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                ING-FFSUPPIX-00-1

                       SUPPLEMENT DATED FEBRUARY 28, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                             ING MONEY MARKET FUND
                      ING U. S. TREASURY MONEY MARKET FUND
                   ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

                            CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the three funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING
  U. S. Treasury Money Market Fund and ING National Tax-Exempt Money Market Fund, although listed in the Prospectus, are not being offered as of the date of this Supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                 ING-MMSUPP-00-1

                       SUPPLEMENT DATED FEBRUARY 28, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                             ING MONEY MARKET FUND
                      ING U. S. TREASURY MONEY MARKET FUND

                              CLASS I AND X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust is currently offering only one of the two funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U. S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                ING-MMSUPPIX-00-1